Note 9 - Intangible Assets (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 20,000	$ 88,000	$ 305,000	$ 234,000